UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           May 12, 2005
-----------------------   ---------------------------    ----------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $476,274
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No         Name

1.         Sound Energy Capital Management, L.P.


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2005


COLUMN 1                          COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7   COLUMN 8

                                  TITLE                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE  SHARED  NONE
--------------                    --------         -----       --------  -------   --- ----   ----------  ----    ----  ------  ----
ACTIVE POWER INC                  COM              00504W100     5685   1754668    SH         DEFINED     1             X
ALPHA NATURAL RESOURCES INC       COM              02076X102     3326    116000    SH         DEFINED     1             X
ARCH COAL INC                     COM              039380100     6260    145550    SH         DEFINED     1             X
BARRETT BILL CORP                 COM              06846N104      755     26100    SH         DEFINED     1             X
BJ SVCS CO                        COM              055482103    11670    224950    SH         DEFINED     1             X
CAL DIVE INTL INC                 COM              127914109     1586     35000    SH         DEFINED     1             X
CHESAPEAKE ENERGY CORP            COM              165167107    18767    855400    SH         DEFINED     1             X
CHESAPEAKE ENERGY CORP            COM              165167107     4388    200000    SH  CALL   DEFINED     1             X
CONSOL ENERGY INC                 COM              20854P109     6700    142500    SH         DEFINED     1             X
COOPER CAMERON CORP               COM              216640102     5029     87900    SH         DEFINED     1             X
EDGE PETE CORP                    COM              279862106     2120    128000    SH         DEFINED     1             X
ENERGY CONVERSION DEVICES IN      COM              292659109     2728    120000    SH         DEFINED     1             X
ENSCO INTL INC                    COM              26874Q100     8387    222700    SH         DEFINED     1             X
EOG RES INC                       COM              26875P101     1950     40000    SH         DEFINED     1             X
FIRST DATA CORP                   COM              319963104     7862    200000    SH  PUT    DEFINED     1             X
FOUNDATION COAL HLDGS INC         COM              35039W100      353     15000    SH         DEFINED     1             X
FEDERAL HOME LN MTG CORP          COM              313400301    12640    200000    SH  PUT    DEFINED     1             X
FUELCELL ENERGY INC               COM              35952H106     1497    150000    SH  CALL   DEFINED     1             X
GANNETT INC                       COM              364730101     7908    100000    SH  PUT    DEFINED     1             X
GASCO ENERGY INC                  COM              367220100     1515    500000    SH         DEFINED     1             X
GLOBAL INDS LTD                   COM              379336100     7718    821114    SH         DEFINED     1             X
GLOBALSANTAFE CORP                SHS              G3930E101    10387    280437    SH         DEFINED     1             X
GRANT PRIDECO INC                 COM              38821G101    14436    597500    SH         DEFINED     1             X
GREY WOLF INC                     COM              397888108     3948    600000    SH         DEFINED     1             X
HALLIBURTON CO                    COM              406216101    12015    277800    SH         DEFINED     1             X
HALLIBURTON CO                    COM              406216101     4758    110000    SH  CALL   DEFINED     1             X
INTEROIL CORP                     COM              460951106     2639     75500    SH         DEFINED     1             X
INTEROIL CORP                     COM              460951106    12236    350000    SH  CALL   DEFINED     1             X
JDS UNIPHASE CORP                 COM              46612J101      191    114200    SH         SOLE        NONE    X
KFX INC                           COM              48245L107     7401    552300    SH         DEFINED     1             X
MASSEY ENERGY CORP                COM              576206106     5706    142500    SH         DEFINED     1             X
MATRIX SVC CO                     COM              576853105      806    185200    SH         DEFINED     1             X
MCDERMOTT INTL INC                COM              580037109     9916    523800    SH         DEFINED     1             X
MRV COMMUNICATIONS INC            COM              553477100      491    152100    SH         SOLE        NONE    X
NABORS INDUSTRIES LTD             SHS              G6359F103    18150    306900    SH         DEFINED     1             X
NATIONAL OILWELL VARCO INC        COM              637071101    19250    412200    SH         DEFINED     1             X
NEWPARK RES INC                   PAR $0.01 NEW    651718504     1824    309600    SH         DEFINED     1             X
NOBLE CORPORATION                 SHS              G65422100     2861     50900    SH         DEFINED     1             X
NOBLE ENERGY INC                  COM              655044105     3401     50000    SH         DEFINED     1             X
OMI CORP NEW                      COM              Y6476W104     1915    100000    SH         DEFINED     1             X
PATTERSON UTI ENERGY INC          COM              703481101    17554    701600    SH         DEFINED     1             X
PLAINS EXPL& PRODTN CO            COM              726505100     5109    146400    SH         DEFINED     1             X
POGO PRODUCING CO                 COM              730448107     1970     40000    SH         DEFINED     1             X
PRECISION DRILLING CORP           COM              74022D100     2531     33900    SH         DEFINED     1             X
PREMCOR INC                       COM              74045Q104     4619     77400    SH         DEFINED     1             X
PRIDE INTL INC DEL                COM              74153Q102    21814    878200    SH         DEFINED     1             X
RANGE RES CORP                    COM              75281A109     3126    133800    SH         DEFINED     1             X
ROWAN COS INC                     COM              779382100    19410    648500    SH         DEFINED     1             X
SELECT SECTOR SPDR TR             SBI INT-ENERGY   81369Y506    34296    800000    SH  PUT    DEFINED     1             X
SMITH INTL INC                    COM              832110100     9410    150000    SH         DEFINED     1             X
SPINNAKER EXPL CO                 COM              84855W109     2679     75400    SH         DEFINED     1             X
STOLT OFFSHORE S A                SP ADR REG COM   861567105     3113    395000    SH         DEFINED     1             X
TESORO CORP                       COM              881609101    15323    413900    SH         DEFINED     1             X
TODCO                             CL A             88889T107     5168    200000    SH         DEFINED     1             X
TRANSOCEAN INC                    ORD              G90078109    20491    398200    SH         DEFINED     1             X
VALENCE TECHNOLOGY INC            COM              918914102      107     35000    SH         DEFINED     1             X
VALERO ENERGY CORP NEW            COM              91913Y100     3554     48500    SH         DEFINED     1             X
VALERO ENERGY CORP NEW            COM              91913Y0DN     7327    100000    SH  CALL   DEFINED     1             X
VERITAS DGC INC                   COM              92343P107     5776    192800    SH         DEFINED     1             X
WALTER INDS INC                   COM              93317Q105     5957    140000    SH         DEFINED     1             X
WEATHERFORD INTL LT               COM              G95089101    14856    256400    SH         DEFINED     1             X
WILLIAMS COS INC DEL              COM              969457100     4891    260000    SH         DEFINED     1             X
WPT ENTERPRISES INC               COM              98211W108     2663    142400    SH         DEFINED     1             X
XTO ENERGY INC                    COM              98385X106    13355    406666    SH         DEFINED     1             X


22214.0001 #568787